Borrowings (Details) - Schedule of Bonds - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bonds [Abstract]
Coupon rate	8.50%
Effective interest rate	10.57%
Maturity date	Refer note below
Bond net of transaction costs	$ 160,100,000	$ 171,300,000